Prepaid expenses	12 Months Ended
Dec. 31, 2021
Prepaid expenses
Prepaid expenses

Note 20 - Prepaid expenses

   Accounting policies

Prepaid expenses comprise amounts paid in respect of goods or services to be received in subsequent financial periods. Clinical trials, which are outsourced to Clinical Research Organizations (“CROs”), take several years to complete. As such, Management is required to make estimates based on the progress and costs incurred to-date for the ongoing trials. Judgements are made in determining the amount of costs to be expensed during the period, or recognized as prepayments or accruals on the statement of financial position.

Other receivables are measured at amortized cost less impairment. Prepayments include expenditures related to future financial periods and are measured at nominal value.

The increase in Prepaid expenses of DKK 32.8 million from 2020 to 2021 is primarily related to higher insurance costs for coverage of Management and Board members and timing of invoices received from the Contract Research Organizations (CRO's).